Convertible Notes Payables (Details) - USD ($)			12 Months Ended
	Nov. 27, 2023	Aug. 29, 2022	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes Payables (Details) [Line Items]
Aggregate principal amount		$ 2,920,800	$ 1,489,200	$ 3,333,200
Ordinary shares (in Shares)		400		18,466
Converted ordinary shares (in Shares)		533,000	1,040,000
Convertible interest rate	10.00%		10.00%
Convertible Notes Payable [Member]
Convertible Notes Payables (Details) [Line Items]
Aggregate principal amount				$ 412,400